Fair value measurement (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Liabilities
Equity security, FV-NI, contractual sale restriction	¥ 11,921
Level 3
Assets
Deferred consideration	3,039	¥ 0
Recurring basis
Assets
Time deposits and certificate of deposits	357,569	339,730
Wealth management products	83,144	20,784
Marketable debt securities	16,129	8,591
Restricted cash and escrow receivables	43,781	38,299
Listed equity securities	77,630	67,181
Convertible and exchangeable bonds	963	3,344
Option agreements	901	255
Deferred consideration	3,039
Others	7,376	7,848
Assets	590,532	486,032
Liabilities
Contingent consideration in relation to investments and acquisitions	484	713
Others	1,313	825
Liabilities	1,797	1,538
Recurring basis | Level 1
Assets
Restricted cash and escrow receivables	43,781	38,299
Listed equity securities	67,712	67,181
Assets	111,493	105,480
Recurring basis | Level 2
Assets
Time deposits and certificate of deposits	357,569	339,730
Wealth management products	83,144	20,784
Marketable debt securities	16,129	8,591
Listed equity securities	9,918
Convertible and exchangeable bonds	145	147
Option agreements	87	90
Others	1,329	2,255
Assets	468,321	371,597
Liabilities
Others	389	24
Liabilities	389	24
Recurring basis | Level 3
Assets
Convertible and exchangeable bonds	818	3,197
Option agreements	814	165
Deferred consideration	3,039
Others	6,047	5,593
Assets	10,718	8,955
Liabilities
Contingent consideration in relation to investments and acquisitions	484	713
Others	924	801
Liabilities	¥ 1,408	¥ 1,514